Vessels, net (Tables)	12 Months Ended
Dec. 31, 2019
Schedule Of Property Plant And Equipment [Table Text Block]
	Vessels' Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2017	$247,327	$(46,019)	$201,308
- Vessels' disposals	(121,249)	30,853	(90,396)
- Depreciation	-	(4,388)	(4,388)
- Impairment charges	(20,654)	-	(20,654)
Balance, December 31, 2018	$105,424	$(19,554)	$85,870
- Acquisitions and other vessels' costs	60,161	-	60,161
- Vessels' disposals	(40,553)	11,677	(28,876)
- Depreciation	-	(3,253)	(3,253)
- Impairment charges	(31,031)	-	(31,031)
Balance, December 31, 2019	$94,001	$(11,130)	$82,871